Taxes (Details) - Schedule of (Loss) Profit before Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of (Loss) Profit before Income Taxes [Abstract]
PRC	$ (16,323,667)	$ (6,034,466)	$ 15,150,941
Others	(5,991,765)	(2,916,447)	(138,671)
(Loss) profit before income taxes	$ (22,315,432)	$ (8,950,913)	$ 15,012,270